As filed with the U.S. Securities and Exchange Commission on August 18, 2021

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 133	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 136

(Check appropriate box or boxes)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Craig S. Tyle

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street N.W.

Washington, D.C. 20006

Bruce G. Leto, Esq.

J. Stephen Feinour Jr.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to BrandywineGLOBAL – Global Total Return ETF.

Part A – Prospectus, Part B – Statement of Additional Information and Part C of BrandywineGLOBAL – Global Total Return ETF are incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on October 4, 2018 (Accession No. 0001193125-18-293316).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo, State of California on this 18th day of August, 2021.

LEGG MASON ETF INVESTMENT TRUST, on behalf of BrandywineGLOBAL – Global Total Return ETF.

By:	/s/ Harris Goldblat
Harris Goldblat
Vice President and Assistant Secretary

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on August 18, 2021.

Signature	Title

/s/ Patrick O’Connor	President and Chief Executive Officer -Investment Management
Patrick O’Connor

/s/ Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Matthew T. Hinkle

Vivek Pai*	Chief Financial Officer, Chief Accounting Officer and Treasurer
Vivek Pai

Jennifer J. Johnson*	Trustee
Jennifer J. Johnson

Rohit Bhagat*	Trustee
Rohit Bhagat

Deborah D. McWhinney*	Trustee
Deborah D. McWhinney

Anantha K. Pradeep*	Trustee
Anantha K. Pradeep

*By:	/s/ Harris Goldblat
Harris Goldblat, as Agent